American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc.
American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

CAPITAL VALUE FUND
LARGE COMPANY VALUE FUND
NT LARGE COMPANY VALUE FUND
VP LARGE COMPANY VALUE FUND

Supplement dated November 3, 2006 * Prospectuses dated March 1, 2006 (Capital Value Fund),
                                    August 1, 2006 (Large Company Value Fund and
                                    NT Large Company Value Fund), and
                                    May 1, 2006 (VP Large Company Value Fund)

MARK MALLON, CHIEF INVESTMENT OFFICER AND EXECUTIVE VICE PRESIDENT, HAS
ANNOUNCED PLANS TO RETIRE. AS A RESULT, HE WILL NO LONGER SERVE AS A PORTFOLIO
MANAGER FOR THE FUNDS EFFECTIVE DECEMBER 31, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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